Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net profit for the year	¥ 376,171	¥ 44,290	¥ 135,080
Depreciation and amortization	559,671	583,649	247,691
Impairment losses	25,452	101,882	10,120
Equity-settled share-based compensation	37,663	29,122	20,084
Change in estimate of liabilities related to SHP647	(60,179)	0	0
Gain on sales and disposal of property, plant and equipment	(2,109)	(990)	(45,220)
Gain on divestment of business and subsidiaries	(229,993)	(16,755)	(82,975)
Loss (gain) on liquidation of foreign operations	0	399	(2,669)
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements, net	59,277	(18,387)	(5,966)
Finance (income) and expenses, net	143,110	137,175	66,446
Share of loss (profit) of investments accounted for using the equity method	(76)	23,987	43,627
Income tax benefit	(9,936)	(105,044)	(7,468)
Changes in assets and liabilities:
Increase in trade and other receivables	(9,316)	(34,826)	(13,382)
Decrease in inventories	25,978	137,492	50,717
Increase (decrease) in trade and other payables	36,620	(29,932)	(16,413)
Increase in provisions	49,099	21,938	47,063
Increase (decrease) in other financial liabilities	173,400	7,158	(4,008)
Other, net	37,786	15,362	(69,339)
Cash generated from operations	1,212,618	896,520	373,388
Income taxes paid	(235,801)	(234,612)	(51,536)
Tax refunds and interest on tax refunds received	34,114	7,844	6,627
Net cash from operating activities	1,010,931	669,752	328,479
Cash flows from investing activities:
Interest received	1,105	11,487	6,305
Dividends received	387	1,382	2,739
Acquisition of property, plant and equipment	(111,206)	(127,082)	(77,677)
Proceeds from sales of property, plant and equipment	46,453	12,578	50,717
Acquisition of intangible assets	(125,262)	(90,628)	(56,437)
Acquisition of investments	(12,596)	(7,551)	(17,099)
Proceeds from sales and redemption of investments	74,604	49,402	65,035
Acquisition of businesses, net of cash and cash equivalents acquired	0	(4,890)	(2,958,686)
Proceeds from sales of business, net of cash and cash equivalents divested	530,388	461,546	85,131
Proceeds from withdrawal of restricted deposits	0	0	71,844
Other, net	(10,343)	(14,125)	(7,570)
Net cash from (used in) investing activities	393,530	292,119	(2,835,698)
Cash flows from financing activities:
Net increase (decrease) in short-term loans and commercial papers	(149,043)	(351,223)	367,319
Proceeds from issuance of bonds and long-term loans	1,179,515	496,190	2,795,926
Repayments of bonds and long-term loans	(1,651,706)	(701,057)	0
Payments for settlement of forward rate agreement related to bonds	(34,830)	0	0
Acquisition of treasury shares	(2,141)	(3,737)	(1,172)
Interest paid	(107,350)	(127,211)	(34,914)
Dividends paid	(283,357)	(282,582)	(142,952)
Acquisition of non-controlling interests	0	(1,700)	(2,392)
Repayments of lease liabilities (2019: Repayments of obligations under finance lease)	(39,270)	(30,000)	(1,741)
Facility fees paid for loan agreements	0	0	(19,507)
Other, net	(172)	(3,893)	(14,330)
Net cash from (used in) financing activities	(1,088,354)	(1,005,213)	2,946,237
Net increase (decrease) in cash and cash equivalents	316,107	(43,342)	439,018
Cash and cash equivalents at the beginning of the year	637,614	702,093	294,522
Cash and cash equivalents reclassified back from assets held for sale	0	629	451
Cash and cash equivalents at the beginning of the year	637,614	702,722	294,973
Effects of exchange rate changes on cash and cash equivalents	12,501	(21,766)	(31,269)
Cash and cash equivalents at the end of the year	966,222	637,614	702,722
Cash and cash equivalents reclassified to assets held for sale	0	0	629
Cash and cash equivalents at the end of the year	¥ 966,222	¥ 637,614	¥ 702,093